IOWA PUBLIC AGENCY
INVESTMENT TRUST
(IPAIT)

A comprehensive cash management
service for Iowa Cities, Counties
and City Utilities

INFORMATION STATEMENT
September 24, 2001

This booklet provides detailed information about the Iowa Public Agency
Investment Trust.

Please read it carefully and retain it for future reference.

Sponsored by the
Iowa Association of Municipal Utilities
Iowa State Association of Counties
Iowa League of Cities

CONTENTS

Section

Page

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The Iowa Public Agency Investment Trust (IPAIT)...............................3
Cash Management Alternatives
Diversified Portfolio.........................................................3
Direct Government Obligation Portfolio........................................3
Authorized Investments
Maximum Current Income........................................................4
Risk and Management of Risk

Investing in IPAIT Portfolio Units

Redeeming IPAIT Portfolio Units
Portfolio Withdrawals.........................................................6
Valuing IPAIT Portfolio Trust Units

Declaration of Trust

No person or entity has been authorized to give any information or to make any representations other than those contained in this Information Statement, and, if given or made, such information or representations must not be relied upon as having been authorized by IPAIT, its Trustees, the Administrator-Adviser, the
Custodian, or any agent of IPAIT or the Trustees.

IOWA PUBLIC AGENCY
INVESTMENT TRUST (IPAIT)

The Iowa Public Agency Investment Trust ("IPAIT") is a professionally managed common law trust organized and operated as a diversified open-end management investment company created with the objective of providing Iowa cities, counties, city utilities, and other eligible participants (the "Participants") with a convenient method for investing their funds in a manner that will maximize current income consistent with safety of principal and the required degree of liquidity for operating funds.

IPAIT has been established under Iowa law pursuant to Iowa Code Chapter 28E and
Sections 331.555 and 384.21, which authorize Iowa cities, counties, city utilities, and other eligible participants to jointly invest moneys pursuant to a joint investment agreement. IPAIT was established by adoption of a Joint Powers Agreement and Declaration of Trust establishing the Iowa Public Agency
Investment Trust as of October 1, 1987 and amended as of August 1, 1988, and May
1, 1993 (the "Declaration"). Iowa Code permits judicial districts and rural water districts to participate in a joint investment agreement, and such entities are authorized to participate in IPAIT upon the approval of the Board of Trustees. A city, city utility, or county which is, respectively, a member of the Iowa League of Cities, the Iowa Association of Municipal Utilities, or the Iowa State Association of Counties (the "Sponsoring Associations") or other eligible participants can become a Participant in IPAIT by submitting an application and a certified copy of the form of authorizing resolution contained therein to Iowa Public Agency Investment Trust, P.O. Box 837, Des Moines, Iowa, 50304-0837. (See "Instructions and Application Form").

In the opinion of legal counsel, the interests of beneficial ownership in IPAIT
("Trust Units") are exempt from registration under the Securities Act of 1933 and the Iowa Uniform Securities Act. IPAIT is, however, registered as an investment company under the Investment Company Act of 1940 ("1940 Act") pursuant to the requirements of Iowa Code ss. 12B.10.

This Information Statement provides detailed information about IPAIT and its investment and operating policies. Please read it carefully and retain it for future reference. Additional information, a copy of the Declaration of Trust, and further assistance regarding becoming a Participant in IPAIT may be obtained by calling the IPAIT toll free number, (800) 872-4024, or by contacting Iowa Public Agency Investment Trust, P.O. Box 837, Des Moines, Iowa 50304-0837. This Information Statement is qualified in its entirety by reference to the text of the Declaration of Trust.

CASH MANAGEMENT
ALTERNATIVES

IPAIT issues two separate series of Trust Units in which Participants may invest, referred to as the Diversified Portfolio and the Direct Government Obligation Portfolio (a "Portfolio" or the "Portfolios").

There are no minimum or maximum investments or limitations on redemptions for either Portfolio. Participants may invest any funds in their custody in either Portfolio. The Portfolios are operated according to investment and accounting standards which conform to the requirements of Rule 2a-7 under the 1940 Act for
"money market" funds. Only funds of Participants may be invested in IPAIT.

DIVERSIFIED PORTFOLIO - The Diversified Portfolio is a professionally managed portfolio of U.S. government and federal agency securities, collateralized certificates of deposit of Iowa financial institutions and collateralized perfected repurchase agreements as more fully described below. All such securities have final maturities of no greater than 365 days and the Portfolio maintains a maximum average dollar weighted maturity of 90 days or less.

DIRECT GOVERNMENT OBLIGATION PORTFOLIO - The Direct Government Obligation
Portfolio is identical in every respect to the Diversified Portfolio except that it is invested exclusively in direct U.S. government obligations and repurchase agreements collateralized by direct U.S. government obligations as more fully described below. All such securities have final maturities no greater than 365 days from the date of purchase and the Portfolio maintains a maximum average dollar weighted maturity of 90 days or less. Thus, Participants, which may be required or wish to confine their short-term investments to these types of instruments, may do so by investing in Direct Government Obligation Units.

AUTHORIZED INVESTMENTS

The objective of IPAIT, in offering the Diversified and Direct Government Obligation Portfolios, is to provide Participants with daily liquidity and the highest possible investment yield consistent with safety of principal and the maintenance of liquidity.

Subject to the specific investment restrictions of the Portfolios described herein, assets of IPAIT will only be invested in securities specifically permitted for Participants under Iowa law, as it now or in the future may exist, including the following types of securities and instruments ("Permitted Investments").

(1) Securities issued or guaranteed as to payment of principal and interest by the U.S. Government. These include, for example, Treasury bills, bonds and notes which are direct obligations of the U.S. Government ("U.S. Government
Securities").

(2) Obligations issued or guaranteed as to payment of principal and interest by agencies or instrumentalities of the U.S. Government ("Federal Agency
Securities"). Such agencies and instrumentalities include, for example,
Federal Intermediate Credit Banks, Federal Home Loan Banks, the Federal
National Mortgage Association, and the Farmers Home Administration. Such
securities will include those supported by the full faith and credit of the
United States Treasury or the right of the agency or instrumentality to borrow from the Treasury, as well as those supported only by the credit of the issuing agency or instrumentality.

(3) Collateralized perfected repurchase agreements secured by securities in the immediately foregoing categories. A repurchase agreement involves the sale of such securities to IPAIT with the concurrent agreement of the seller to repurchase them at a specified time and price to yield an agreed upon rate of interest.

The securities collateralizing the agreement are held in custody and are regularly verified by the IPAIT Custodian for the benefit of IPAIT and are maintained daily in an amount equal to at least 102 percent of the value of principal and accrued interest of the repurchase agreement.

(4) Certificates of deposit ("CDs") in Iowa financial institutions. Each CD that IPAIT places with an Iowa institution on behalf of the Participants in
IPAIT is insured by the FDIC for the first $100,000 of value. All amounts in excess of $100,000 in an Iowa institution are protected by the State of
Iowa's sinking Fund for public deposits.

Every Permitted Investment shall be purchased on a delivery versus payment
("DVP") basis. No other settlement procedure is allowed.

MAXIMUM CURRENT INCOME - Because of the participation of many Iowa municipalities, counties, city utilities and other Iowa governmental entities in IPAIT and the large pool of funds resulting therefrom, IPAIT can purchase securities in larger denominations, thereby improving yields and reducing transaction costs. IPAIT's size and experience will also permit the selection of securities maturing at various times which can enhance average portfolio yields. These strategies, implemented by a full-time professional portfolio manager, will maximize the current returns earned by IPAIT.

Generally, the yields on direct and guaranteed U.S. government obligations are less than those on Federal Agency securities and other Permitted Investments.
Thus, the returns earned by Participants that elect to invest in the Direct
Government Obligation Portfolio may also be lower.

RISK AND
MANAGEMENT OF RISK

While investments by IPAIT will be confined to the highest quality securities and instruments with varying maturities, the complete elimination of risk is not possible. It is possible that large redemptions of Trust Units in the Portfolios could necessitate the sale of some Portfolio investments prior to maturity at current market prices. If market values have declined, a reduction in Unit value could result at the time of redemption.

MANAGEMENT POLICIES AND PROCEDURES

Following are the fundamental management policies and procedures for IPAIT. All investments are maintained in separate IPAIT custodial accounts at Wells Fargo
Bank Iowa, N.A., segregated by Portfolio on behalf of IPAIT Participants.

1. IPAIT investment procedures require that each purchase or sale of a security be handled on a DVP basis. Funds for the purchase of an investment shall not be released to the seller until the security is delivered to the
IPAIT Custodian. Conversely a sold security shall not be released to the buyer until funds for the purchase price of the security have been received by the IPAIT Custodian.

2. IPAIT investment procedures prohibit "free delivery" transactions. The
Custodian shall never release assets from the IPAIT custodial accounts until the funds for the investment are delivered. Prohibiting "free delivery" settlements precludes movement of IPAIT program investments or funds to a third party anywhere.

3. Any material deviation (greater than 0.5 percent) from the amortized cost of investments shall be promptly reported by the Adviser to the Board of
Trustees. If such deviation exceeds 0.5 percent, the Adviser will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to Participants. Such action may include redemption of Trust Units in kind, selling portfolio securities prior to maturity, withholding distributions or utilizing a net asset value per Trust Unit based upon available market quotations.

4. The frequent trading of securities, including day trading for the purpose of realizing short-term gains, the purchase and sale of futures and options to buy or sell authorized investments, reverse repurchase agreements and other similar speculative or derivative transactions are expressly prohibited.

5. IPAIT may not make any investment other than Permitted Investments authorized by the provisions of the law applicable to the investment of funds by the Participants, as such laws may be amended from time to time.

6. IPAIT may not purchase any Permitted Investment for the Diversified or
Direct Government Obligation Portfolios which has a maturity date more than
365 days from the date of purchase, unless subject to a perfected repurchase agreement, which such maturity shall be determined in accordance with Rule
2a-7 under the 1940 Act as it presently exists or as it may be amended in the future.

7. IPAIT may not purchase any Permitted Investment if the effect of such purchase by IPAIT would be to make the average dollar weighted maturity of either the Diversified or Direct Obligation Portfolio greater than ninety
(90) days; provided, however, that in making such determination, the maturity of a Permitted Investment shall be determined as set forth under 6 above.

8. IPAIT may not borrow money or incur indebtedness whether or not the proceeds thereof are intended to be used to purchase Permitted Investments;

9. IPAIT may not make loans, provided that IPAIT may make Permitted
Investments;

10. IPAIT may not purchase securities or shares of investment companies or any entities similar to IPAIT.

The restrictions set forth above are fundamental to the operation and activities of IPAIT and may not be changed without the affirmative approval, in writing, of a majority of the Participants entitled to vote, except that such restrictions may be changed by the Trustees so as to make them more restrictive when necessary to conform the investment program and activities of IPAIT to the laws of the State of Iowa and the United States of America as they may from time to time be amended.

IPAIT may invest in Certificates of Deposit issued by Iowa financial institutions. The Trust's investment adviser provides a financial assessment of each nonrated IPAIT depository to the IPAIT Board of Trustees comparing that Depository's financial ratios to those of other Iowa and regional financial institutions whose securities are rated in the highest rating category for short-term debt obligations. Pursuant to this credit analysis, each IPAIT depository's Certificates of Deposit are deemed to be First Tier securities pursuant to Rule 2a-7 under the Investment Company Act of 1940 and to present minimal credit risk of default based upon the credit analysis. The IPAIT Board of Trustees has directed IPAIT's investment adviser to monitor the credit quality of all IPAIT depositories on an ongoing basis and to advise the Board of any deterioration of credit quality of any IPAIT depository relative to rated institutions. The State of Iowa maintains a Sinking Fund for public deposits to protect against the potential loss of funds by a public body with funds on deposit in an Iowa financial institution. The State of Iowa also has assessment procedures authorized to assess all Iowa depositories holding public funds for any losses experienced by an Iowa public body in excess of the State Sinking Fund in the event of an Iowa depository failure. There is no assurance that the State of Iowa's Sinking Fund for public deposits will be sufficient in case of bank failure.

In addition to the fundamental restrictions and procedures set forth above, as a condition of providing services to IPAIT, IPAIT presently requires that the
IPAIT Custodian, Bank Trust Services Provider, Administrator, and Investment
Adviser maintain fidelity and errors and omissions insurance coverage for
IPAIT's benefit for all services provided to IPAIT.

MATURITY OF IPAIT INVESTMENTS

Each of the Portfolios strictly adheres to Iowa law and Rule 2a-7 under the 1940
Act for money market mutual funds, developed to minimize risk that the value of investments in a portfolio might vary. IPAIT's investment policy as set forth herein presently limits portfolio investments to the following:

1. The remaining maturity of any individual investment may not exceed more than 365 days from the date of purchase, which such maturity shall be determined in accordance with Rule 2a-7 under the 1940 Act as it presently exists or as it may be amended in the future.

2. The maximum dollar weighted average maturity of all IPAIT investments may not exceed 90 days;

3. Investments are monitored daily by its Iowa based investment adviser to assure that the value of each IPAIT investment does not materially deviate in value from its amortized cost.

MAINTENANCE OF LIQUIDITY

IPAIT's investments in the Diversified and Direct Government Obligation
Portfolios will generally be confined to securities maturing at various times within 365 days from the date of purchase as previously described. Because of their relatively short maturities, high quality, and minimal price fluctuations, ready markets will exist for liquidating all securities in which IPAIT will invest.

As a general policy, the Portfolios will hold investments until they mature.
However, in an effort to increase yields, IPAIT may sell securities and realize capital gains when there are perceived disparities between maturities for various categories of investments. Summaries of all securities trades are regularly provided to the Board of Trustees by the Administrator-Adviser for
review.

INVESTING IN
IPAIT PORTFOLIO UNITS

PORTFOLIO INVESTMENTS - To become a Participant in IPAIT, the public body must adopt the Form A resolution included in the Instructions and Application Form attached hereto, or otherwise provided by IPAIT. The resolution authorizes the public body to become a Participant, adopts the Declaration, and designates officials of the public body authorized to execute transactions with IPAIT.
Following adoption of the resolution, the public body must complete and forward to the IPAIT Administrator-Adviser, the investment trust application Form B along with the Form A and Form A Certificate. (See "Instructions and Application
Form".)

Investments may be made in the Diversified or Direct Government Obligation
Portfolio at the net asset value per Unit next determined after an investment order has been received. The net asset value of Portfolio Units is determined once daily at the close of the New York Stock Exchange (currently 3:00 p.m., Des
Moines time).

INVESTMENTS BY BANK FUNDS TRANSFER - A Participant may authorize Wells Fargo
Bank Iowa as IPAIT Trust Services Provider to cause moneys to be transferred, by means of the Iowa Automated Clearinghouse System ("ACH"), from the Participant's local bank to IPAIT. The Participant may also have its local bank wire federal funds directly to Wells Fargo Bank, the IPAIT Custodian, all as indicated herein.

A Participant has the ability to invest in a Portfolio by the following methods:

(1) An authorized official may telephone IPAIT at (800) 872-4024 and furnish the public body's name, name of person calling, the IPAIT account number and the amount being invested. A request for the IPAIT investment to be transferred by ACH, which will be effective the next business day, must be made by 2:00 p.m.

(2) To make an investment by wire transfer, to be effective the same business day, an authorized official must notify an IPAIT representative by 10:00
a.m., furnishing the information described above. The Participant must also instruct its local financial institution to wire funds to the IPAIT
Custodian with the following instructions:

Wells Fargo Bank Iowa, N.A., Des Moines
ABA #073000228
Credit #405200
Iowa Public Agency Investment Trust
(Further credit to Participant Name and IPAIT account number)

(3) A Participant may invest in IPAIT Portfolio Units by mailing a check or other bank draft to the IPAIT Custodian, Wells Fargo Bank Iowa, N.A., Iowa
Public Agency Investment Trust, P.O. Box 837, Des Moines, Iowa 50304-0837.
Until the check has been converted into federal funds, the investment order will not be accepted, and no income will be earned on the investment until that time.

INCOME DISTRIBUTIONS - Net income for each Portfolio of IPAIT is declared each business day for Participants of record immediately before 3:00 p.m. Central
Standard time. Income distributions are accrued to Participants' accounts daily and reinvested in additional Trust Units monthly for compounded interest. Total distributions for each month are credited to Participants' accounts the first business day of the following month. Distributions are automatically reinvested in Portfolio Trust Units unless cash payment has been requested. Cash payments, if requested, will be made monthly. If a Participant redeems the entire amount in its account during the month, income distributions accrued to the account from the beginning of the month through the date of redemption are paid into the account the FIRST business day of the following month.

REDEEMING
IPAIT PORTFOLIO UNITS

PORTFOLIO WITHDRAWALS - IPAIT Portfolio Trust Units may be redeemed on any day on which the New York Stock Exchange is open for trading, on which the
Administrator-Adviser computes the net asset value of the IPAIT Portfolios, and which is not a federal holiday or a holiday officially observed by commercial banks in Iowa. IPAIT Portfolio Trust Units will be redeemed at the net asset value next determined after a withdrawal request in good order is received by the Bank.

Proceeds from the redemption of IPAIT Portfolio Trust Units will be transmitted to the Participant's local financial institution by means of the ACH system or by the federal reserve wire system. No charge will be made for the ACH transfer of the Participant's funds; however, local financial institutions may reserve the right to charge for an incoming wire transfer. Proceeds can also be paid by check to the registered Participant and mailed to the Participant's address of record.

Proceeds from the redemption of IPAIT Portfolio Trust Units, which have been paid for by check, may not be transmitted to the Participant's financial institution by wire for up to a maximum of seven days after the Bank has been informed that the Participant's check has cleared, but in no event for more than
15 days after the Units have been issued and outstanding. A Participant has the ability to redeem Trust Units from either Portfolio by the following methods:

(1) An Authorized Official may redeem Trust Units by telephoning (800)
872-4024 and furnishing the public body's name, name of person calling, the IPAIT account number and the amount to be withdrawn, and the account number to which the funds are to be transferred. A request for the IPAIT withdrawal to be transferred by the Automated Clearing House System
(ACH), which will be transferred the next business day, must be made by
2:00 p.m.

(2) To redeem Trust Units by wire transfer to be effective the same day, an
IPAIT representative must be notified by 10:00 a.m. by a Participant's
Authorized Official. The Participant must instruct the IPAIT representative to wire funds to its local financial institution. The
Participant must provide the wiring instructions including the local financial institution name, location, account number, and name and telephone number of a contact person at that financial institution.

(3) A Participant may redeem all or a portion of its Trust Units by instructing the Bank Trust Services Provider by letter mailed to the following address: Iowa Public Agency Investment Trust, P.O. Box 837, Des
Moines, Iowa, 50304-0837. This redemption request must be in good order, indicating the dollar amount or number of Trust Units to be redeemed, the method of redemption (i.e., ACH, check or wire) and signed by an
Authorized Official of the public body.

VALUING
IPAIT PORTFOLIO TRUST UNITS

The net asset value of IPAIT Portfolio Trust Units is determined once each day, as of the close of the New York Stock Exchange (currently 3:00 p.m. Des Moines time). Except for federal holidays, such other holidays that are officially observed by commercial banks in Iowa, and days on which no investments in or redemption of IPAIT Portfolio Trust Units occur, the Administrator-Adviser will compute the Portfolios' net asset value on each day the New York Stock Exchange is open for trading or when there is a sufficient volume of trading which might materially affect the net asset value of Portfolio securities. The net asset value of each Trust Unit is computed by adding the value of all securities and other assets (including income receivable), subtracting liabilities (including accrued expenses) attributable to each Portfolio and dividing by the number of
Trust Units of each Portfolio outstanding.

The IPAIT Administrator-Adviser will compute the net asset value of Trust Units for the Portfolios by using the amortized cost method for valuing securities.
Under the amortized cost method, a security is initially valued at cost on the date of purchase and, thereafter, any discount or premium is amortized on a straight line basis to maturity, regardless of fluctuating interest rates or the market value of the security. However, the Administrator-Adviser will establish procedures to stabilize the net asset value of Trust Units at $l.00 per Trust
Unit. These procedures include a review by the Administrator-Adviser as to the extent of the deviation of net asset value based upon available market quotations from the Portfolio's $l.00 amortized cost per Trust Unit. If such deviation exceeds 0.5 percent, the Administrator-Adviser will consider what action, if any, should be initiated to reasonably eliminate or reduce material dilution or other unfair results to Participants. Such action may include redemption of Trust Units in kind, selling portfolio securities prior to maturity, withholding distributions or utilizing a net asset value per Trust Unit based upon available market quotations.

If, and only if, the Trustees, with the advice of the Administrator-Adviser, shall determine that the amortized cost method of determining the net asset value of IPAIT Portfolio Units no longer represents a fair method of valuation, the Trustees may either permit such net asset value to fluctuate or may reflect the fair value thereof in the number of Trust Units allocated to each Participant.

PORTFOLIO TRANSACTIONS - Subject to policies set by the Trustees, the Administrator-Adviser is authorized to determine, consistent with the IPAIT
Investment objectives and policies, which securities will be purchased, sold and held by IPAIT. Most securities will be purchased on a principal basis directly from the issuer, from banks, underwriters, or market makers and, thus, will not involve payment of a brokerage commission. Such purchases may include a discount, concession or mark-up retained by an underwriter or dealer. The Administrator-Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of securities and is directed to use its best efforts to obtain the best available price and most favorable execution on brokerage transactions. Some of the transactions may be directed to brokers or dealers who furnish special research and statistical information or services rendered in the execution of orders.

CALCULATING YIELD - The yield on Trust Units (a 7-calendar-day historical yield)
is calculated by first dividing the average daily net income per Trust Unit for that 7-day period by the average daily net asset value per Unit for the same period. This return is then annualized by multiplying the result times 365. The yield for the 7-day period ended June 30, 2001, for IPAIT and IPAIT DGO was
3.84% and 3.46%, respectively.

EXPENSES OF IPAIT - The Administrator-Adviser is paid an annual fee based upon average daily net assets for each Portfolio of 0.23 percent for assets up to
$150,000,000, 0.185 percent for assets greater than $150,000,000 and less than
$300,000,000 and 0.14 percent for assets greater than $300,000,000. In addition, the Administrator-Adviser is paid a program support provider fee of 0.10 percent for program assets less than $250,000,000 and 0.125 percent for program assets greater than $250,000,000. This fee, which is paid pursuant to the provisions of a Rule 12b-1 Plan adopted by the Trustees, is used by the Administrator-Adviser to pay for various expenses in marketing IPAIT. All fees payable to the
Administrator-Adviser are accrued daily and paid monthly.

The Custodian is paid an annual fee based upon average daily net assets for each
Portfolio of 0.050 percent for assets up to $150,000,000, 0.045 percent for assets greater than $150,000,000 and less than $300,000,00 and 0.04 percent for assets greater than $300,000,000. Custodial fees are accrued daily and paid monthly.

The Bank is paid an annual fee based upon average daily net assets of .075 percent for Bank Trust Services. All Bank Trust Service fees are accrued daily and paid monthly.

IPAIT also pays the operating expenses incurred directly by IPAIT and its Trustees in connection with the discharge of their duties. These expenses include initial and ongoing legal and accounting fees, auditing fees, out-of-pocket expenses of Trustees and the cost of printing, mailing and other services performed independently by IPAIT. Payment of all operating expenses are accrued daily and are estimated at the annual rate of 0.025 percent of average daily net assets.

Also pursuant to the Trust's Rule 12b-1 Plan, there is an administrative services fee computed at the annual rate of 0.10 percent of the average daily net assets of the Portfolios. The administrative services fee is payable to the Sponsoring Associations based upon Participants attributable to each Sponsoring Association pro rata share of the IPAIT average daily net assets. This fee is paid for administrative services provided by the Sponsoring Associations to IPAIT, including clerical and administrative services in connection with meetings of the Board of Trustees, evaluation of performance of service providers, review of compliance with investment policies, providing the Board of Trustees various reports thereon, maintaining Trust records and providing marketing services.

Expenses directly attributable to a Portfolio are accrued against the respective
Portfolio. Expenses not attributable to a particular Portfolio ("general expenses") are allocated to the Portfolios pro rata based upon the relative net asset value of the Portfolios.

For the fiscal year ending June 30, 2001, total expenses of the Portfolios amounted to 0.56 percent and 0.58 percent, respectively, of the Diversified and Direct Government Obligation Portfolios' average daily net assets.

These fees and operating expenses are subject to adjustment and renegotiation as determined by the Board of Trustees and the terms of the contracts with the service providers.

TRUSTEES AND OFFICERS

The Board of Trustees has full and complete control over the business and assets of IPAIT, subject to the rights of IPAIT Participants as provided in the Declaration of Trust.

There are nine voting members of the Board of Trustees. In addition, the Executive Directors of the Iowa Association of Municipal Utilities, the Iowa League of Cities, and the Iowa State Association of Counties serve as ex officio nonvoting members of the Board of Trustees and, pursuant to the Bylaws, may from time to time serve as secretary and treasurer for the Board. The names, affiliations and positions of the Board members are set forth below:

NAME	AFFILIATION	POSITION
Robert Hagey	Treasurer,	Chair and
	Sioux County	Trustee
Tom Hanafan	Mayor, Council Bluffs	Vice Chair
and Trustee
Jim Ahrenholtz	Office Manager,	Trustee
Denison Municipal Utility
Arlys Hannam	City Clerk, Coralville	Trustee
Don Kerker	Muscatine Power and Water	Trustee
Floyd Magnusson	Supervisor,	Trustee
Webster County
Paul Oldham	Office Manager,	Trustee
Algona Municipal Utility
Jody Smith	Director of Adminis-	Trustee
trative Services,
West Des Moines
Diane Kiefer	Wapello County Treasurer	Trustee
Robert Haug	Executive Director,	Ex Officio
	Iowa Association of	Trustee
	Municipal Utilities	Secretary
Thomas Bredeweg	Executive Director,	Ex Officio
	Iowa League of	Trustee
	Cities	Treasurer
William Peterson	Executive Director,	Ex Officio
	Iowa State Association	Trustee,
	of Counties	Asst. Secretary
Ex Officio Trustees have no voting power in connection with any actions that the
Trustees may take on behalf of IPAIT. The Trustees have legal title to the assets of IPAIT for the benefit of the Participants. In their capacity as Trustees, the Trustees function on behalf of the Participants, as the agents and fiduciaries of the Participants, to implement and administer the Declaration, as an agreement among the Participants. The Chairman, Vice Chairman, Second Vice Chairman, Secretary, Assistant Secretary, and Treasurer serve on an Executive Committee. The Executive Committee may exercise all of the authority of the Board of Trustees except that the Executive Committee cannot create a new Portfolio or a series of units or change investment policies.

The Iowa State Association of Counties, the Iowa League of Cities and the Iowa
Association of Municipal Utilities have each appointed three Trustees to 3-year staggered terms.

If, at any time after election to the Board of Trustees, a Trustee is associated with a city utility, county or city which ceases to be a Participant, such
Trustee must resign.

No Trustee (whether voting or nonvoting) of IPAIT will receive any compensation from IPAIT, the Administrator, Adviser or Custodian for his or her services.
IPAIT will reimburse the Trustees for their reasonable expenses incurred on behalf of IPAIT.

IPAIT refers to the Trustees in their capacity collectively as Trustees and not individually or personally. All persons dealing with IPAIT must look solely to
IPAIT assets for the enforcement of claims against IPAIT. The Trustees, officers and Participants do not assume any liability for obligations entered into on behalf of IPAIT.

The Joint Powers Agreement and Declaration of Trust shall not create any right, title, privilege or entitlement in any person, corporation or other legal entity except a Participant and a Person that has a direct and written contract with
IPAIT. The terms and conditions of the Declaration of Trust are not intended to and shall not be construed to create any cause of action, legal or equitable, in any Person against the Participants, Trustees, officers, employees, Sponsoring
Associations or agents of IPAIT, except as is provided by specific language in the Declaration or by specific language in written agreements or contracts entered into by the Trustees in implementing IPAIT. It is not intended and the terms of the Declaration shall not be construed so that any breach thereof by
Participants, Trustees, officers, employees or agents of IPAIT creates an action at common law, tort, contract or otherwise.

A Trustee is not personally liable for a claim based upon an act or omission of the Trustee performed in the discharge of the Trustee's duties, except for acts or omissions which involve intentional misconduct or knowing violation of the law or for a transaction from which the Trustee derives an improper personal benefit.

The Trustees are responsible for the management of IPAIT, the conduct of its affairs, and the management and distribution of IPAIT assets. However, the
Trustees are not required personally to conduct all of the affairs of IPAIT.
Consistent with their responsibility, the Trustees have appointed an
Administrator-Adviser, Bank Trust Services Provider and Custodian and have assigned to them such duties as the Trustees have deemed appropriate with regard to the investment, administration, record keeping and custody of moneys and investments of IPAIT.

THE ADMINISTRATOR-ADVISER

Investors Management Group (IMG), 2203 Grand Avenue, Des Moines, Iowa
50312-5338, an investment adviser registered under the Investment Company Act of 1940, serves as the IPAIT Administrator-Adviser, pursuant to an Administrator-Adviser Agreement. IMG, a wholly owned subsidiary of AMCORE Financial Inc., was organized in 1982. Since then, the firm's principal business has been providing continuous investment management to pension and profit-sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, individuals and others. As of June 30, 2001, IMG had approximately $4.3 billion in equity, fixed income and money market assets under management. The Trust has been managed by Kathryn D. Beyer, CFA, Managing Director since 1993. Ms. Beyer is a fixed income strategist and is a member of IMG's Investment Policy Committee. Her experience includes serving as a securities analyst and director of mortgage-backed securities for Central Life Assurance Company. She received her Master of Business Administration from Drake University and her Bachelor of Science degree in agricultural engineering from Iowa State University. The Administrator-Adviser furnishes IPAIT with advice with respect to IPAIT operations and the investment of its assets subject to and in conformity with the Declaration of Trust and the policies adopted by the Board of Trustees; provides daily account services to Participants; determines and allocates income of IPAIT; provides all participant transaction confirmations and monthly account summaries; provides administrative personnel, equipment and office space to IPAIT; determines the net asset value of IPAIT on a daily basis; and performs all related administrative services for IPAIT. The IPAIT agreement with the Administrator-Adviser is approved annually, is not assignable, and is cancelable on 60 days notice by either party without penalty. It will remain in effect until December 31, 2003, and thereafter as approved by the Trustees. For the fiscal year ended June 30, 2001, fees paid by IPAIT and IPAIT DGO to IMG for investment advisory services amounted to $538,950.56 and $143,848.52, respectively, or approximately 0.20 percent and 0.22 percent, respectively, of the Fund's average net assets.

THE CUSTODIAN

Wells Fargo Bank Iowa, N.A., 666 Walnut, P.O. Box 837, Des Moines, Iowa
50304-0837, acts as Custodian for IPAIT pursuant to a Custodian Agreement. The
Custodian will hold in a separate account all investment instruments and moneys, including cash received for each Portfolio. Subject to the terms and conditions of the Custodian Agreement, the Custodian may register or transfer assets of
IPAIT into the Custodian's name or the name of a nominee or nominees provided that the books and records of the Custodian at all times show that such accounts are a part of IPAIT. All IPAIT security transactions are handled on the basis of delivery versus payment of the custodian or its nominee or nominees. IPAIT's agreement with the Custodian is approved annually, is not assignable, and is cancelable on 60 days notice by either party without penalty. It will remain in effect until December 31, 2003, and thereafter as approved by the Trustees.

BANK TRUST SERVICES

Wells Fargo Bank Iowa, N.A., 666 Walnut Street, P.O. Box 837, Des Moines, Iowa
50304-0837 (the Bank), provides all Bank Trust Services for IPAIT pursuant to a
Bank Trust Services Agreement. Bank Trust Services provided shall include facilitating and processing all movement of monies between IPAIT and the
Participant's accounts at the Participant's local financial institutions, verify that each transaction is initiated by an authorized representative of the
Participant and, utilizing banking and trust procedures, follow procedures that assure that all IPAIT or Participant funds be moved only within a "closed system" between the Participant's preauthorized local account and the
Participant's IPAIT account and assure that all monies received from or on behalf of Participants are fully collected and available. The IPAIT Trust
Services Agreement with the Bank is approved annually, is not assignable, and is cancelable on 60 days notice by either party without penalty. It will remain in effect until December 31, 2003, and thereafter as approved by the Trustees.

ADMINISTRATIVE AND DISTRIBUTION
RELATED SERVICES

The Trust has adopted a Rule 12b-1 Plan ("Plan") which permits the Trust to pay certain distribution related expenses. Under the Plan, the Trust pays the
Sponsoring Associations a fee at the annual rate of .10 percent of average annual net assets for providing to the Trust various administrative services, including clerical and administrative services in connection with meetings of the Board of Trustees, evaluation of performance of service providers, review of compliance with investment policies, providing the Board of Trustees various reports thereon, providing marketing assistance and maintaining Trust records.
The Sponsoring Associations were instrumental in the establishment of the Trust which was and is intended to assist Iowa public agencies in cash management thereby lessening the burdens of government. The Executive Directors of the
Sponsoring Associations serve as officers and members of the Executive Committee of IPAIT. The Plan is approved annually by the Trustees only after careful consideration of whether there is a reasonable likelihood that the Plan will benefit the Trust and the Participants.

TAXES

Counsel for IPAIT is of the opinion that IPAIT is not subject to Federal or Iowa income tax and that distributions received by Participants are not taxable to them.

REPORTS TO PARTICIPANTS

Participants receive an "advice of activity" confirming all transactions processed. Participants will receive a monthly statement summarizing all activity on each account opened with IPAIT. This statement will include a list of all investments currently held by IPAIT for the Participant. In addition,
Participants will be provided monthly performance information illustrating historical investment performance and yield. IPAIT will issue unaudited semi-annual reports which will include a list of securities owned by IPAIT and complete financial statements. It will also issue an annual report containing a financial report audited by the IPAIT independent auditors, KPMG Peat Marwick
LLP.

DECLARATION OF TRUST

IPAIT was established as of October 1, 1987, as a common law trust under the laws of the State of Iowa by the adoption and execution of a Joint Powers
Agreement and Declaration of Trust by the Maquoketa Municipal Electric Utility, Buchanan County, and the City of Fairfield. Additional Iowa cities, counties, city utilities and the other eligible participants (including 28E organizations) may become Participants in the manner described in this Information Statement. The Joint Powers Agreement and Declaration of Trust was amended on August 1, 1988 and May 1, 1993, and restated as of May 1, 1993.

Each potential Participant is given a copy of the Declaration before it becomes a Participant. The summary of the Declaration given herein is qualified in its entirety by reference to the full text of the Declaration.

DESCRIPTION OF TRUST UNITS - The Declaration authorizes an unlimited number of full and fractional Trust Units which may be issued in series. All Trust Units of each series participate equally in the allocation of distributions and have equal liquidation and other rights pertaining to that series. The Trust Units have no conversion, exchange or preemptive rights.

For all matters requiring a vote of Participants, each Participant is entitled to one vote with respect to each matter. It is not necessary for a Participant to hold any minimum number of Units to be entitled to vote. Participants are not entitled to cumulative voting.

No Trust Units may be transferred to any transferee other than IPAIT itself at the time of redemption.

PARTICIPANT LIABILITY - The Declaration provides that Participants will not be subject to any liability whatsoever in tort, contract or otherwise to any other person or persons in connection with IPAIT property or the affairs of IPAIT. Any
Participant made a party to any suit or proceedings to assert or enforce any such liability shall not on account thereof be held to any personal liability.

TERMINATION OF THE DECLARATION OF TRUST - IPAIT may be terminated by the affirmative vote of a majority of Participants entitled to vote at any meeting of Participants or by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by not less than a majority of the
Participants entitled to vote.

AMENDMENT OF THE DECLARATION OF TRUST. The Declaration may be amended at any meeting of Participants or by an instrument or instruments in writing, by the affirmative vote or signed approval of a majority of the Participants. The
Trustees, from time to time, by a two-thirds vote of the Trustees and after 15 days prior written notice to the Participants, may amend the Declaration without the vote or consent of the Participants, to the extent they deem necessary to conform the Declaration to the requirements of applicable laws or regulations, or any interpretation thereof by a court or other governmental agency; but the
Trustees shall not be liable for failing to do so.

WITHDRAWAL - A Participant may withdraw from IPAIT at any time by notifying the
Trustees as specified in the Declaration.

DEFINITIONS - Unless otherwise expressly defined herein, words that are capitalized in this Information Statement have the meaning defined in the Joint
Powers Agreement and Declaration of Trust.

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 2500 Ruan Center, Des Moines, Iowa 50309, serves as the
IPAIT independent auditors.

DOCUMENT COPIES

Copies of the Joint Powers Agreement and Declaration of Trust, the
Administrator-Adviser Agreement, the Bank Trust Services Agreement, and the
Custodian Agreement can be obtained from the Iowa Public Agency Investment
Trust, P.O. Box 837, Des Moines, Iowa 50304-0837.

INSTRUCTIONS AND APPLICATION FORM

HOW TO OPEN ACCOUNTS WITH IOWA PUBLIC AGENCY INVESTMENT TRUST (IPAIT)

Any city, county, or city utility which is, respectively, a member of the Iowa
League of Cities, the Iowa State Association of Counties or the Iowa Association
of Municipal Utilities and other eligible participants including 28E organizations may join IPAIT as a "Participant" and take full advantage of its investment programs.

A CITY, COUNTY OR CITY UTILITY (OR 28E ORGANIZATION) THAT WISHES TO OPEN AN
ACCOUNT WITH IPAIT AND BECOME A PARTICIPANT SHOULD COMPLETE FORMS A AND B.

FORM A (Model Resolution)

The City Council, County Board of Supervisors, or Utility Board of Trustees (or
governing body of other eligible participants including 28E organizations) must adopt a resolution in the form as provided by the model resolution. The adopted resolution must be certified using the certificate provided. The resolution authorizes the city, county, municipal utility or other eligible participant to become a Participant of IPAIT and adopts the Joint Powers Agreement and
Declaration of Trust. It also designates the officials of the Participant authorized to effect transactions with IPAIT. Form A must be completed with the
Participant, the names and titles of Authorized Officials, the signatures of the presiding officer and clerk/secretary and a certification signed and notarized by the clerk/secretary. Form A and the certificate are to be sent with Form B to the IPAIT Administrator-Adviser at the address given herein. The Participant must include a copy of the Resolution along with a copy of the Joint Powers
Agreement and Declaration of Trust in the minutes of the meeting at which the
Resolution is approved.

FORM B (Application Form)

This form must be completed by an Authorized Official. Form B provides all applicable information about the Participant and the local depository bank.
After an application is received by the IPAIT Administrator-Adviser an account and an account number will be assigned. Once the account is open, the
Participant may make its initial investment, according to the "Instructions for
Investment and Withdrawals," given at the back of this publication. Supplemental
Form B should be used for opening additional accounts.

For more information regarding the opening of an account or the use of automated clearinghouse transfer (ACH), please call the IPAIT toll-free number (800)872-4024 or 245-3245 in Des Moines.

NOTE: All completed forms should be mailed to IPAIT at the following address:

Iowa Public Agency Investment Trust
P.O. Box 837
Des Moines, Iowa 50304-083

--------------------------------------------------------------------------------

IOWA PUBLIC AGENCY INVESTMENT TRUST (IPAIT)
RESOLUTION

FORM A Date___________________________

A RESOLUTION AUTHORIZING THE APPROVAL OF AND PARTICIPATION IN A JOINT POWERS
AGREEMENT AND DECLARATION OF TRUST FOR THE IOWA PUBLIC AGENCY INVESTMENT TRUST,
AUTHORIZING INVESTMENTS THROUGH THE FIXED TERM AUTOMATED INVESTMENT PROGRAM OF
IPAIT AND AUTHORIZING IPAIT TO DESIGNATE AND NAME DEPOSITORIES.

WHEREAS, Iowa Code section 28E.1 permits political subdivisions to make efficient use of their powers by enabling them to provide joint services with other Public Agencies and to cooperate in other ways of mutual advantage, and to exercise and enjoy jointly any powers, privileges or authority exercised or capable of being exercised by one Public Agency of this state or private agencies for the joint or cooperative action; and

WHEREAS, Iowa Code sections 331.555 and 384.21 empowers Cities, City
Utilities, and Counties to invest their moneys pursuant to a joint investment agreement; and

WHEREAS, the City of Fairfield, the Maquoketa Municipal Utility, and
Buchanan County are political subdivisions organized and existing under and by virtue of the laws and Constitution of the State of Iowa and have approved the
Joint Powers Agreement and Declaration of Trust and thereby they have established the Iowa Public Agency Investment Trust as of October 1, 1987, and
amended as of May 1, 1993; and

WHEREAS, this Governing Body desires to adopt and enter into the Joint
Powers Agreement and Declaration of Trust, and it is in the best interest of this Governing Body to participate in the Iowa Public Agency Investment Trust for the purpose of joint investment of moneys with other cities, city utilities and counties to enhance investment earnings to each; and

WHEREAS, this Governing Body deems it to be advisable for this Public
Agency to make use, from time to time, of the Fixed Term Automated Investment
Program available to Participants of IPAIT;

NOW, THEREFORE, BE IT RESOLVED:

Section 1. The Joint Powers Agreement and Declaration of Trust is approved and adopted. This Public Agency joins with the other public agencies in accordance with the Joint Powers Agreement and Declaration of Trust, as amended,
(the "Declaration of Trust") which is incorporated herein by reference with the same effect as if it had been set out in this resolution by becoming a
Participant of IPAIT. The Joint Powers Agreement and Declaration of Trust is
filed in the minutes of the meeting at which this Resolution is adopted. The authorized officials of this Public Agency are directed and authorized to take such actions and execute documents as may be deemed necessary and appropriate to effect the entry of this Public Agency into the Declaration of Trust and adoption thereof by this Public Agency and to carry out the intent and purpose of this Resolution.

Section 2. This Public Agency is authorized to invest its available moneys from time to time and to withdraw such moneys from time to time in accordance with the provisions of the Declaration of Trust and the Fixed Term Automated
Investment Program of IPAIT.

Payment for any investments made within the Fixed Term Automated Investment
Program is authorized from the Public Agency's specified IPAIT Account. Interest and principal payments must be credited to the Public Agency's designated Trust
Account. The Custodian will hold investments in the name of IPAIT for the account of the Public Agency.

The following officers and officials of this Public Agency and their respective successors in office each are designated as "Authorized Officials" with full power and authority to effectuate the investment and withdrawal of moneys with this Public Agency from time to time in accordance with the Joint Powers
Agreement and Declaration of Trust.

================================================================================

________________________________ _____________________________
Printed Name Title

________________________________ _____________________________
Printed Name Title

________________________________ _____________________________
Printed Name Title

IPAIT must be advised of any changes in Authorized Officials in accordance with procedures established by IPAIT.

Section 3. The Trustees of IPAIT are designated as having official custody of this Public Agency's moneys which are invested in accordance with the Joint
Powers Agreement and Declaration of Trust and any moneys invested in accordance with the Trust's Fixed Term Automated Investment Program.

Section 4. IPAIT is authorized to designate and name depositories and to file form CPE-31019, to execute documents, and to take actions as may be necessary to purchase and make payment, sell, secure, or take payment of principal and interest. Certificates of deposit must be purchased only from financial institutions designated by IPAIT which are approved depositories as prescribed by Iowa Code chapter 573.

Section 5. Authorization is given for members and officials of this Public
Agency to serve as Trustees of IPAIT from time to time if selected as such pursuant to the provisions of the Declaration of Trust.

Section 6. Unless otherwise expressly defined, words that are capitalized in the Resolution have meanings defined in the Joint Powers Agreement and
Declaration of Trust.

Passed and approved this ___________________ day of
______________________________,_________.

_________________________________ ________________________________
Name of Public Agency Signature of Presiding Officer

ATTEST:

_____________________________________________________________________________
Clerk/Secretary

NOTE: Please mail one original copy of this form and the certification and a completed application Form B to the following address:

IOWA PUBLIC AGENCY INVESTMENT TRUST
P.O. Box 837
Des Moines, Iowa 50304-0837

This form may be photocopied.

IOWA PUBLIC AGENCY INVESTMENT TRUST

FORM A CERTIFICATE

STATE OF IOWA )
)SS:
COUNTY OF )

I, the undersigned of _______________________________________________,
(Name of Public Agency)
State of Iowa, do certify that attached is a complete copy of the portion of the records of the Governing Body of the named Public Agency, and the same is a complete copy of the action taken by the Governing Body of the Public Agency with respect to this matter at the meeting held on this date; these proceedings remain in full force and effect and have not been amended or rescinded in any way; that this meeting and all action was publicly held in accordance with notice of public meeting and tentative agenda, a copy of which was timely served on each member of the Governing Body of the Public Agency and posted on a bulletin board or other prominent place easily accessible to the public clearly designated for that purpose, at the principal office of the Governing Body and in accordance with the provisions of Iowa Code chapter 21, with at least 24 hours advance notice to the public and media as required by law and with members of the public present in attendance.

I further certify that the individuals named therein were on this date lawfully possessed of their respective offices as indicated, that no vacancy existed except as may be stated in proceedings, and that no controversy or litigation is pending, prayed or threatened involving the incorporation, organization, existence or boundaries of the Public Agency or the right of the individuals named herein as officers to their respective positions.

WITNESS my hand hereto affixed this day of
------------------------------
---------------------------------------------, ----.

By _________________________________________________________
(Clerk/Secretary for Public Agency)

Subscribed and sworn to before me on this_______day of_______________

, .
------------------------------------- ----

_______________________________________________
(Notary Public)

IOWA PUBLIC AGENCY INVESTMENT TRUST
APPLICATION FORM

FORM B

--------------------------------------------------------------------------------
I. BASIC INFORMATION

Name of Public Agency:_________________________________________________________

(Check one) City City Utility County 28E Organization Other:

(Check all appropriate box(es) Member of: ILC IAMU ISAC

Federal Identification Number___________________________________________________

Contact Person and Title________________________________________________________

Address_________________________________________________________________________

Telephone Number ( )
---------------------------------------- --------------------

--------------------------------------------------------------------------------

IF INITIAL INVESTMENT IS ENCLOSED, PLEASE INDICATE AMOUNT $
--------------------
(Payable to Wells Fargo Bank Iowa, N.A.)
--------------------------------------------------------------------------------
II. NEW ACCOUNT INFORMATION

Authorization is hereby given to Investors Management Group, as IPAIT
Administrator-Adviser, to open the following Iowa Public Agency Investment Trust
Account(s).

Name to appear on IPAIT Account (e.g. General Fund, etc.)*
----------------------
Name and Address of Local Depository for funds transfer
-------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Local Depository Account Number
-------------------------------------------------
checking savings
(For your protection, only one depository account may be accessed per IPAIT account)

Depository's ABA Routing Number
-----------------------------------------------
(This number can be obtained from bottom of blank check or by calling your depository)
--------------------------------------------------------------------------------
III. DEPOSIT/WITHDRAWAL INFORMATION AND AUTHORIZATION

Authorization is given to Investors Management Group, as the IPAIT
Administrator-Adviser, to honor any request believed to be authentic for investment to or withdrawal from IPAIT. Moneys will be transferred only upon telephone, written or personal notice from an Authorized Official of the Public
Agency. Upon notification, the Administrator-Adviser will initiate debit and credit entries to the local depository account(s) indicated and the local depository(ies) are authorized to debit and credit the same to such account(s).
Transfer must be made by Automated Clearinghouse Transfer (ACH), if available, unless otherwise directed by the Public Agency. There is no direct charge for
ACH transfers.
--------------------------------------------------------------------------------
IV. INFORMATION STATEMENT AND DECLARATION OF TRUST

It is hereby certified that the Public Agency has received a copy of the
Information Statement of IPAIT and a copy of the Joint Powers Agreement and
Declaration of Trust and agrees to be bound by the terms of such documents.
--------------------------------------------------------------------------------
V. EFFECTIVENESS OF APPLICATION FORM

The information, certifications and authorizations set forth on this application shall remain in full force and effect until the IPAIT Administrator receives written notification of a change.

--------------------------------------------------------------------------------
VI. AUTHORIZED SIGNATURES

The following are Authorized Officials (as designated in Resolution - Form A) of this Public Agency to effectuate the investment and withdrawal of moneys of this
Public Agency from time to time in accordance with the Joint Powers Agreement and Declaration of Trust.

Name of Public Agency
-----------------------------------------------------------
_________________________________________ ___________________________________
Print or Type Name of Authorized Official Title

_________________________________________ ___________________________________
Signature (Authorized Official) Date

Print or Type Name of Authorized Official Title

_________________________________________ ___________________________________
Signature (Authorized Official) Date

Print or Type Name of Authorized Official Title

_________________________________________ ___________________________________
Signature (Authorized Official) Date

--------------------------------------------------------------------------------
VII. APPLICATION SIGNATURE

Application is hereby made this day of
-----------------

, .
------------------------------------ -----
Name: ________________________ Title:_______________________________________

Signature_______________________________________________________________________

This application form must be signed by an official authorized by Resolution to
Transact business with IPAIT. (See Resolution Form A for Authorized Officials)

Mail this form along with FORM A to:

IOWA PUBLIC AGENCY INVESTMENT TRUST
P.O. Box 837
Des Moines, Iowa 50304-0837

This form may be photocopied

*For Additional IPAIT Accounts, Use Space Provided On Supplemental Form B.

ADDITIONAL IPAIT ACCOUNTS

COMPLETE THE FOLLOWING INFORMATION FOR EACH ADDITIONAL IPAIT ACCOUNT TO BE OPENED

SUPPLEMENTAL FORM B

--------------------------------------------------------------------------------

Name of Public Agency __________________________________________________________

Name to appear on IPAIT Account (e.g. General Fund, etc.)_______________________

Name and Address of Local Depository for funds transfer_________________________
________________________________________________________________________________
________________________________________________________________________________

Local Depository Account Number___________________ checking |_| savings |_|
(For your protection, only one depository account may be accessed per IPAIT account)

Depository's ABA Routing Number_______________________________________________

(This number can be obtained from bottom of blank check or by calling depository)

--------------------------------------------------------------------------------

Name of Public Agency __________________________________________________________

Name to appear on IPAIT Account (e.g. General Fund, etc.)_______________________

Name and Address of Local Depository for funds transfer_________________________
________________________________________________________________________________
________________________________________________________________________________

Local Depository Account Number________________ checking |_| savings |_|
(For your protection, only one depository account may be accessed per IPAIT account)

Depository's ABA Routing Number_______________________________________________
(This number can be obtained from bottom of blank check or by calling depository)
--------------------------------------------------------------------------------

Name of Public Agency___________________________________________________________

Name to appear on IPAIT Account (e.g. General Fund, etc.)_______________________

Name and Address of Local Depository for funds transfer_________________________
________________________________________________________________________________
________________________________________________________________________________

Local Depository Account Number________________ checking |_| savings |_|
(For your protection, only one depository account may be accessed per IPAIT account)

Depository's ABA Routing Number_______________________________________________
(This number can be obtained from bottom of blank check or by calling depository)

_____________________________________________
Signature of Authorized Official

INSTRUCTIONS FOR
MAKING PLACEMENTS

A. To make a Placement by Automated Clearinghouse TRANSFER (ACH) DEBIT:
(Interest always begins the following business day)

l. Call 1-800-872-4024 prior to 2:00 p.m. and an IPAIT representative will answer - "Iowa Public Agency Trust."

2. Say: "This is (city, city utility, county) of _____ (name) _____,
IPAIT Participant No. _____, with an ACH Placement, in the amount of
$_____. My local financial institution is _____, and the local checking/savings account number is _____."

3. The IPAIT representative will repeat the information given and acknowledge that the placement is accepted.

NOTE: Notice must be received prior to 2:00 p.m. to begin earning interest the next business day.

B. TO MAKE A PLACEMENT BY WIRING MONEYS: (Interest begins same day)

l. Call 1-800-872-4024 prior to 10:00 a.m. and an IPAIT representative will answer - "Iowa Public Agency Trust."

2. Say: "This is (city, city utility, county) of _____ (name) _____,
IPAIT Participant No _____, with a wire investment in the amount of
_____. This will be coming from _____(Financial Institution name and account number) _____."

3. The IPAIT representative will repeat the information given and acknowledge the placement.

4. Instruct your local Financial Institution to wire the moneys to: Wells
Fargo Bank Iowa, N.A., Des Moines, ABA #073000228, credit #405200,
Iowa Public Agency Investment Trust, further credit to (Public Agency name and IPAIT Participant number).

NOTE: To be credited the same day, THE PARTICIPANT MUST CALL BEFORE 10:00
a.m. and THE LOCAL FINANCIAL INSTITUTION MUST DEPOSIT MONEYS WITH the
federal reserve wire system no later than 10:00 a.m.

C. TO MAKE A PLACEMENT BY CHECK OR BANK DRAFT: (Interest begins usually one business day following receipt)

1. Mail or deliver checks endorsed for deposit or made payable to Wells
Fargo Bank Iowa, N.A. along with placement instructions, giving name of the Public Agency, IPAIT Participant number, and placement amount.
Mail or deliver to:

IOWA PUBLIC AGENCY INVESTMENT TRUST
c/o Wells Fargo Bank Iowa, N.A.
666 Walnut, P.O. Box 837
Des Moines, Iowa 50304-0837

INSTRUCTIONS FOR
MAKING REDEMPTIONS

A. To make a REDEMPTION by Automated Clearinghouse TRANSFER (ACH) CREDIT:
(Moneys transferred next business day after request)

l. Call 1-800-872-4024 prior to 2:00 p.m. and an IPAIT representative will answer - "Iowa Public Agency Trust."

2. Say: "This is (city, city utility, county) of _____ (name) _____,
IPAIT Participant No. _____, with an ACH redemption request, in the amount of $_____. My local financial institution is _____, and the local checking/savings account number is _____."

3. The IPAIT representative will repeat the information given and acknowledge the redemption.

NOTE: Notice must be received prior to 2:00 p.m. for moneys to be on deposit in your local FINANCIAL INSTITUTION the next business day.

B. TO MAKE REDEMPTIONS BY WIRING MONEYS: (Moneys transferred same day)

1. Call 1-800-872-4024 prior to 10:00 a.m. and an IPAIT representative will answer - "Iowa Public Agency Trust."

2. Say: "This is (city, city utility, county) of _____ (name) _____,
IPAIT Participant No. _____, with a wire redemption request, in the amount of $_____."

3. Provide instructions for wiring, including local financial institution, location, account number, and name and telephone number of a contact person at that financial institution.

4. The IPAIT representative will repeat the information given and acknowledge the redemption.

NOTE: Notice must be received prior to 10:00 a.m. for transfers to be made the same day.

C. To receive a check by mail: (This option is available but not recommended since the IPAIT Account is debited the same day check is written)

Call 1-800-872-4024 and an IPAIT representative will assist you.